     The 2010 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT B
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

Variable Accounts	Underlying Portfolios	Shares	Cost	Value

	Pacific Select Fund (Affiliated Mutual Fund)
Cash Management	Cash Management	26,898	$271,241	$271,280
Diversified Bond	Diversified Bond	6,868	65,695	68,780
Floating Rate Loan	Floating Rate Loan	2,838	18,381	21,259
High Yield Bond	High Yield Bond	10,232	61,102	65,576
Inflation Managed	Inflation Managed	17,464	186,502	206,029
Managed Bond	Managed Bond	208,247	2,251,187	2,429,207
Short Duration Bond	Short Duration Bond	5,517	51,683	52,132
American Funds® Growth	American Funds Growth	3,290	29,866	27,688
American Funds Growth-Income	American Funds Growth-Income	6,520	66,423	60,869
Comstock	Comstock	7,456	52,863	64,222
Dividend Growth	Dividend Growth	3,104	24,385	30,217
Equity Index	Equity Index	646	12,764	17,748
Focused 30	Focused 30	7,041	65,767	87,966
Growth LT	Growth LT	34,246	565,889	679,828
Large-Cap Growth	Large-Cap Growth	12,846	68,650	76,080
Large-Cap Value	Large-Cap Value	16,035	140,060	180,987
Long/Short Large-Cap	Long/Short Large-Cap	694	4,824	6,411
Main Street® Core	Main Street Core	157,369	2,905,209	3,053,395
Mid-Cap Equity	Mid-Cap Equity	9,995	107,790	147,094
Mid-Cap Growth	Mid-Cap Growth	12,783	59,365	128,165
Small-Cap Equity	Small-Cap Equity	11	143	164
Small-Cap Growth	Small-Cap Growth	43,051	357,873	510,629
Small-Cap Index	Small-Cap Index	6,827	54,081	79,083
Small-Cap Value	Small-Cap Value	6,938	87,363	95,072
Health Sciences	Health Sciences	387	3,495	4,477
Real Estate	Real Estate	15,229	239,860	221,798
Technology	Technology	1,052	5,060	5,818
Emerging Markets	Emerging Markets	15,211	201,162	259,853
International Large-Cap	International Large-Cap	15,007	89,342	99,549
International Small-Cap	International Small-Cap	146	789	1,234
International Value	International Value	55,489	628,694	605,676

American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Management	Bond	Rate Loan	Bond	Managed	Bond	Bond

ASSETS
Investments in affiliated mutual funds, at value	$271,280	$68,780	$21,259	$65,576	$206,029	$2,429,207	$52,132
Receivables:
Due from Pacific Life Insurance Company	618	—	—	—	—	618	—
Fund shares redeemed	—	3	1	3	8	—	2

Total Assets	271,898	68,783	21,260	65,579	206,037	2,429,825	52,134

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	3	1	1	8	—	—
Fund shares purchased	156	—	—	—	—	618	—
Other	—	8	3	—	44	3,395	—

Total Liabilities	156	11	4	1	52	4,013	—

NET ASSETS	$271,742	$68,772	$21,256	$65,578	$205,985	$2,425,812	$52,134

Units Outstanding	21,833	6,059	2,418	4,272	11,186	115,292	4,815

Accumulation Unit Value	$12.45	$11.35	$8.79	$15.35	$18.42	$21.04	$10.83

Cost of Investments	$271,241	$65,695	$18,381	$61,102	$186,502	$2,251,187	$51,683

		American
	American	Funds
	Funds	Growth-		Dividend	Equity	Focused	Growth
	Growth	Income	Comstock	Growth	Index	30	LT

ASSETS
Investments in affiliated mutual funds, at value	$27,688	$60,869	$64,222	$30,217	$17,748	$87,966	$679,828
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	—	79
Fund shares redeemed	1	2	2	1	1	3	—

Total Assets	27,689	60,871	64,224	30,218	17,749	87,969	679,907

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	2	2	1	1	3	—
Fund shares purchased	—	—	—	—	—	—	79
Other	2	8	1	2	2	5	1,012

Total Liabilities	3	10	3	3	3	8	1,091

NET ASSETS	$27,686	$60,861	$64,221	$30,215	$17,746	$87,961	$678,816

Units Outstanding	2,223	5,555	6,348	2,750	1,928	7,465	72,634

Accumulation Unit Value	$12.45	$10.96	$10.12	$10.99	$9.20	$11.78	$9.35

Cost of Investments	$29,866	$66,423	$52,863	$24,385	$12,764	$65,767	$565,889

	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap	Small-Cap
	Growth	Value	Large-Cap	Core	Equity	Growth	Equity

ASSETS
Investments in affiliated mutual funds, at value	$76,080	$180,987	$6,411	$3,053,395	$147,094	$128,165	$164
Receivables:
Due from Pacific Life Insurance Company	4	—	—	—	—	—	—
Fund shares redeemed	3	7	—	108	6	5	—

Total Assets	76,087	180,994	6,411	3,053,503	147,100	128,170	164

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	7	—	108	6	5	—
Other	—	5	1	357	14	7	3

Total Liabilities	—	12	1	465	20	12	3

NET ASSETS	$76,087	$180,982	$6,410	$3,053,038	$147,080	$128,158	$161

Units Outstanding	11,528	14,427	704	343,042	6,365	12,488	10

Accumulation Unit Value	$6.60	$12.54	$9.10	$8.90	$23.11	$10.26	$15.49

Cost of Investments	$68,650	$140,060	$4,824	$2,905,209	$107,790	$59,365	$143

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2010

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Health	Real		Emerging
	Growth	Index	Value	Sciences	Estate	Technology	Markets

ASSETS
Investments in affiliated mutual funds, at value	$510,629	$79,083	$95,072	$4,477	$221,798	$5,818	$259,853
Receivables:
Fund shares redeemed	1,762	3	4	—	9	—	10

Total Assets	512,391	79,086	95,076	4,477	221,807	5,818	259,863

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,762	3	4	—	9	—	10
Other	613	11	2	—	2	2	17

Total Liabilities	2,375	14	6	—	11	2	27

NET ASSETS	$510,016	$79,072	$95,070	$4,477	$221,796	$5,816	$259,836

Units Outstanding	52,883	5,810	4,174	323	6,747	973	8,904

Accumulation Unit Value	$9.64	$13.61	$22.78	$13.84	$32.87	$5.98	$29.18

Cost of Investments	$357,873	$54,081	$87,363	$3,495	$239,860	$5,060	$201,162

	International	International	International
	Large-Cap	Small-Cap	Value

ASSETS
Investments in affiliated mutual funds, at value	$99,549	$1,234	$605,676
Receivables:
Due from Pacific Life Insurance Company	—	—	4,298
Fund shares redeemed	4	—	—

Total Assets	99,553	1,234	609,974

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	4	—	—
Fund shares purchased	—	—	698
Other	6	4	—

Total Liabilities	10	4	698

NET ASSETS	$99,543	$1,230	$609,276

Units Outstanding	8,994	143	51,613

Accumulation Unit Value	$11.07	$8.58	$11.80

Cost of Investments	$89,342	$789	$628,694

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Management	Bond	Rate Loan	Bond	Managed	Bond	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$15	$2,094	$961	$4,878	$4,080	$66,762	$857
EXPENSES
Mortality and expense risk	3,575	908	253	731	2,626	23,780	748
Administrative fees	429	109	30	88	315	2,853	89

Total Expenses	4,004	1,017	283	819	2,941	26,633	837

Net Investment Income (Loss)	(3,989)	1,077	678	4,059	1,139	40,129	20

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	5	58	5	(42)	5,128	33,238	(421)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	5	58	5	(42)	5,128	33,238	(421)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(176)	3,665	461	2,954	10,059	35,035	1,711

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,160)	$4,800	$1,144	$6,971	$16,326	$108,402	$1,310

		American
	American	Funds
	Funds	Growth-		Dividend	Equity	Focused	Growth
	Growth	Income	Comstock	Growth	Index	30	LT

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1	$—	$749	$257	$336	$—	$7,194
EXPENSES
Mortality and expense risk	306	697	725	341	247	1,046	8,244
Administrative fees	37	83	87	41	30	126	989

Total Expenses	343	780	812	382	277	1,172	9,233

Net Investment Income (Loss)	(342)	(780)	(63)	(125)	59	(1,172)	(2,039)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(997)	(334)	40	178	714	(978)	(9,798)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(997)	(334)	40	178	714	(978)	(9,798)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	5,284	6,385	7,855	2,715	1,304	9,005	72,932

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,945	$5,271	$7,832	$2,768	$2,077	$6,855	$61,095

	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap	Small-Cap
	Growth	Value	Large-Cap	Core	Equity	Growth	Equity

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$2,668	$49	$22,236	$1,325	$212	$1
EXPENSES
Mortality and expense risk	793	2,028	73	6,843	1,706	1,350	1
Administrative fees	95	244	8	821	205	162	—

Total Expenses	888	2,272	81	7,664	1,911	1,512	1

Net Investment Income (Loss)	(888)	396	(32)	14,572	(586)	(1,300)	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(260)	(31)	(190)	1,124	1,021	154	(1)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(260)	(31)	(190)	1,124	1,021	154	(1)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	9,832	12,443	881	142,135	26,146	31,836	26

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,684	$12,808	$659	$157,831	$26,581	$30,690	$25

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Health	Real		Emerging
	Growth	Index	Value	Sciences	Estate	Technology	Markets

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$605	$1,891	$—	$2,948	$—	$2,587
EXPENSES
Mortality and expense risk	5,730	912	1,083	50	2,398	64	2,980
Administrative fees	687	109	130	7	288	7	357

Total Expenses	6,417	1,021	1,213	57	2,686	71	3,337

Net Investment Income (Loss)	(6,417)	(416)	678	(57)	262	(71)	(750)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(512)	(183)	(614)	(3)	(9,988)	(44)	(17,203)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Loss	(512)	(183)	(614)	(3)	(9,988)	(44)	(17,203)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	109,254	16,156	18,831	856	55,313	1,078	74,157

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$102,325	$15,557	$18,895	$796	$45,587	$963	$56,204

	International	International	International
	Large-Cap	Small-Cap	Value

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,025	$28	$16,142
EXPENSES
Mortality and expense risk	1,121	12	7,447
Administrative fees	135	1	894

Total Expenses	1,256	13	8,341

Net Investment Income (Loss)	(231)	15	7,801

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(1,120)	(19)	(29,081)
Capital gain distributions from affiliated mutual fund investments	—	—	—

Realized Loss	(1,120)	(19)	(29,081)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	9,639	238	26,830

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,288	$234	$5,550

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Cash Management		Diversified Bond		Floating Rate Loan

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,989)	($4,715)	$1,077	$1,484	$678	$486
Realized gain (loss)	5	381	58	(993)	5	(16,172)
Change in unrealized appreciation (depreciation) on investments	(176)	(452)	3,665	7,162	461	20,542

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,160)	(4,786)	4,800	7,653	1,144	4,856

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2	59	3,785	4	1,893	2
Transfers between variable and fixed accounts, net	6,380	(90,642)	1,827	21,379	196	(16,951)
Contract charges and deductions	(7,432)	(32,344)	(24)	(4,007)	(1)	(2,118)
Surrenders	(41,473)	(96,150)	(13,793)	(8,000)	(1,431)	—
Other	2	9	(2)	(1)	—	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(42,521)	(219,068)	(8,207)	9,375	657	(19,066)

NET INCREASE (DECREASE) IN NET ASSETS	(46,681)	(223,854)	(3,407)	17,028	1,801	(14,210)

NET ASSETS
Beginning of Year	318,423	542,277	72,179	55,151	19,455	33,665

End of Year	$271,742	$318,423	$68,772	$72,179	$21,256	$19,455

	High Yield Bond		Inflation Managed		Managed Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,059	$2,843	$1,139	$8,073	$40,129	$104,540
Realized gain (loss)	(42)	(895)	5,128	12,112	33,238	165,785
Change in unrealized appreciation on investments	2,954	12,456	10,059	32,609	35,035	93,370

Net Increase in Net Assets Resulting from Operations	6,971	14,404	16,326	52,794	108,402	363,695

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,136	512	5,300	925	8,088	3,790
Transfers between variable and fixed accounts, net	9,216	2,433	(4,269)	21,654	766,633	(194,380)
Contract charges and deductions	(24)	(5,240)	(80)	(12,944)	(113,882)	(59,449)
Surrenders	(926)	(761)	(134,905)	(10,930)	(363,662)	(249,204)
Other	—	(2)	1	(7)	(340)	(513)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	9,402	(3,058)	(133,953)	(1,302)	296,837	(499,756)

NET INCREASE (DECREASE) IN NET ASSETS	16,373	11,346	(117,627)	51,492	405,239	(136,061)

NET ASSETS
Beginning of Year	49,205	37,859	323,612	272,120	2,020,573	2,156,634

End of Year	$65,578	$49,205	$205,985	$323,612	$2,425,812	$2,020,573

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Short Duration Bond		American Funds Growth		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$20	$1,056	($342)	($247)	($780)	($81)
Realized gain (loss)	(421)	(785)	(997)	2,524	(334)	2,461
Change in unrealized appreciation on investments	1,711	3,991	5,284	3,746	6,385	9,773

Net Increase in Net Assets Resulting from Operations	1,310	4,262	3,945	6,023	5,271	12,153

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,407	3	1,515	—	1	1
Transfers between variable and fixed accounts, net	(8,120)	16,226	—	610	153	(1,968)
Contract charges and deductions	(18)	(3,177)	(28)	(28)	(85)	(87)
Surrenders	(11,739)	(8,000)	(1,288)	(350)	(120)	(470)
Other	—	1	(1)	(1)	(1)	(2)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(16,470)	5,053	198	231	(52)	(2,526)

NET INCREASE (DECREASE) IN NET ASSETS	(15,160)	9,315	4,143	6,254	5,219	9,627

NET ASSETS
Beginning of Year	67,294	57,979	23,543	17,289	55,642	46,015

End of Year	$52,134	$67,294	$27,686	$23,543	$60,861	$55,642

	Comstock		Dividend Growth		Equity Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($63)	$24	($125)	($59)	$59	$58
Realized gain (loss)	40	(1,553)	178	(6,140)	714	(901)
Change in unrealized appreciation on investments	7,855	13,519	2,715	15,122	1,304	5,690

Net Increase in Net Assets Resulting from Operations	7,832	11,990	2,768	8,923	2,077	4,847

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,136	1	757	—	1,139	310
Transfers between variable and fixed accounts, net	(86)	2,815	(147)	(109)	(61)	3,431
Contract charges and deductions	(22)	(544)	(9)	(265)	(37)	(2,515)
Surrenders	(972)	(2,422)	(872)	(19,263)	(7,337)	(634)
Other	—	(1)	—	20	3	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	56	(151)	(271)	(19,617)	(6,293)	591

NET INCREASE (DECREASE) IN NET ASSETS	7,888	11,839	2,497	(10,694)	(4,216)	5,438

NET ASSETS
Beginning of Year	56,333	44,494	27,718	38,412	21,962	16,524

End of Year	$64,221	$56,333	$30,215	$27,718	$17,746	$21,962

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Focused 30		Growth LT		Large-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,172)	($964)	($2,039)	($2,210)	($888)	($673)
Realized loss	(978)	(457)	(9,798)	(83,591)	(260)	(5,669)
Change in unrealized appreciation on investments	9,005	29,235	72,932	307,597	9,832	23,605

Net Increase in Net Assets Resulting from Operations	6,855	27,814	61,095	221,796	8,684	17,263

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,409	6,400	2,919	14,997	1,806	5,209
Transfers between variable and fixed accounts, net	(171)	—	(12,697)	(13,330)	4,149	1,363
Contract charges and deductions	(44)	(55)	(32,813)	(47,542)	(45)	(2,100)
Surrenders	(6,734)	(1,068)	(37,872)	(164,423)	(89)	(6,111)
Other	—	(3)	(97)	592	2	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,540)	5,274	(80,560)	(209,706)	5,823	(1,637)

NET INCREASE (DECREASE) IN NET ASSETS	2,315	33,088	(19,465)	12,090	14,507	15,626

NET ASSETS
Beginning of Year	85,646	52,558	698,281	686,191	61,580	45,954

End of Year	$87,961	$85,646	$678,816	$698,281	$76,087	$61,580

	Large-Cap Value		Long/Short Large-Cap		Main Street Core
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$396	$643	($32)	($20)	$14,572	$85
Realized gain (loss)	(31)	(8,013)	(190)	(302)	1,124	(2,486)
Change in unrealized appreciation on investments	12,443	40,740	881	1,564	142,135	17,427

Net Increase in Net Assets Resulting from Operations	12,808	33,370	659	1,242	157,831	15,026

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,870	11,791	757	—	1,863	1
Transfers between variable and fixed accounts, net	5,323	4,963	26	2,742	2,876,825	(2,668)
Contract charges and deductions	(59)	(9,033)	—	(254)	(23,183)	(800)
Surrenders	(1,856)	(36,378)	(632)	—	(28,950)	(1,109)
Other	—	(1)	(1)	(1)	(343)	4

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	9,278	(28,658)	150	2,487	2,826,212	(4,572)

NET INCREASE IN NET ASSETS	22,086	4,712	809	3,729	2,984,043	10,454

NET ASSETS
Beginning of Year	158,896	154,184	5,601	1,872	68,995	58,541

End of Year	$180,982	$158,896	$6,410	$5,601	$3,053,038	$68,995

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Mid-Cap Equity		Mid-Cap Growth		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($586)	($327)	($1,300)	($939)	$—	$—
Realized gain (loss)	1,021	(2,865)	154	(5,391)	(1)	—
Change in unrealized appreciation on investments	26,146	42,780	31,836	46,636	26	32

Net Increase in Net Assets Resulting from Operations	26,581	39,588	30,690	40,306	25	32

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,877	1,603	982	1,600	—	—
Transfers between variable and fixed accounts, net	(1,000)	3,012	(504)	573	—	—
Contract charges and deductions	(5,169)	(3,296)	(59)	(60)	(1)	(1)
Surrenders	(8,609)	(16,112)	(410)	(19,102)	—	—
Other	(2)	(3)	(2)	(2)	—	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(11,903)	(14,796)	7	(16,991)	(1)	(2)

NET INCREASE IN NET ASSETS	14,678	24,792	30,697	23,315	24	30

NET ASSETS
Beginning of Year	132,402	107,610	97,461	74,146	137	107

End of Year	$147,080	$132,402	$128,158	$97,461	$161	$137

	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($6,417)	($5,752)	($416)	($145)	$678	$692
Realized loss	(512)	(56,648)	(183)	(875)	(614)	(6,658)
Change in unrealized appreciation on investments	109,254	217,533	16,156	16,906	18,831	23,385

Net Increase in Net Assets Resulting from Operations	102,325	155,133	15,557	15,886	18,895	17,419

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,160	784	845	2,242	379	—
Transfers between variable and fixed accounts, net	(18,388)	(10,467)	(450)	43	(185)	631
Contract charges and deductions	(2,039)	(6,599)	(3,375)	(844)	(21)	(31)
Surrenders	(17,483)	(71,076)	(4,734)	(7,723)	(4,039)	(10,548)
Other	(124)	(126)	(1)	(1)	(1)	—

Net Decrease in Net Assets Derived from Contract Owner Transactions	(36,874)	(87,484)	(7,715)	(6,283)	(3,867)	(9,948)

NET INCREASE IN NET ASSETS	65,451	67,649	7,842	9,603	15,028	7,471

NET ASSETS
Beginning of Year	444,565	376,916	71,230	61,627	80,042	72,571

End of Year	$510,016	$444,565	$79,072	$71,230	$95,070	$80,042

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($57)	($40)	$262	$786	($71)	($55)
Realized loss	(3)	(19)	(9,988)	(9,971)	(44)	(65)
Change in unrealized appreciation on investments	856	810	55,313	40,556	1,078	1,752

Net Increase in Net Assets Resulting from Operations	796	751	45,587	31,371	963	1,632

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	1	—	—
Transfers between variable and fixed accounts, net	—	—	49,484	331	—	—
Contract charges and deductions	(12)	(12)	(36)	(2,097)	(7)	(7)
Surrenders	—	—	(8,293)	(906)	—	—

Other	1	(1)	(3)	1	(1)	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(11)	(13)	41,152	(2,670)	(8)	(7)

NET INCREASE IN NET ASSETS	785	738	86,739	28,701	955	1,625

NET ASSETS
Beginning of Year	3,692	2,954	135,057	106,356	4,861	3,236

End of Year	$4,477	$3,692	$221,796	$135,057	$5,816	$4,861

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($750)	($1,014)	($231)	$206	$15	$4
Realized gain (loss)	(17,203)	16,611	(1,120)	(4,684)	(19)	(5)
Change in unrealized appreciation on investments	74,157	109,351	9,639	26,796	238	256

Net Increase in Net Assets Resulting from Operations	56,204	124,948	8,288	22,318	234	255

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	604	1,600	2,719	3,201	379	—
Transfers between variable and fixed accounts, net	(50,577)	—	(205)	1,399	—	624
Contract charges and deductions	(62)	(58)	(64)	(846)	—	—
Surrenders	(8,001)	(21,613)	(1,402)	(1,081)	(330)	—
Other	(3)	(7)	(1)	5	(4)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(58,039)	(20,078)	1,047	2,678	45	623

NET INCREASE (DECREASE) IN NET ASSETS	(1,835)	104,870	9,335	24,996	279	878

NET ASSETS
Beginning of Year	261,671	156,801	90,208	65,212	951	73

End of Year	$259,836	$261,671	$99,543	$90,208	$1,230	$951

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account
	Year Ended	Year Ended
	December 31,	December 31,
	2010	2009
	International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,801	$3,889
Realized loss	(29,081)	(133,755)
Change in unrealized appreciation on investments	26,830	280,666

Net Increase in Net Assets Resulting from Operations	5,550	150,800

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,873	3,236
Transfers between variable and fixed accounts, net	11,985	(16,397)
Contract charges and deductions	(21,221)	(8,087)
Surrenders	(34,305)	(125,614)
Other	92	909

Net Decrease in Net Assets Derived from Contract Owner Transactions	(38,576)	(145,953)

NET INCREASE (DECREASE) IN NET ASSETS	(33,026)	4,847

NET ASSETS
Beginning of Year	642,302	637,455

End of Year	$609,276	$642,302

See Notes to Financial Statements

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Investment	Expense	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Income Ratio (1)	Ratio (2)	Return (3)

Cash Management
2010	$12.45	21,833	$271,742	0.01%	1.40%	(1.44%)
2009	12.63	25,214	318,423	0.24%	1.40%	(1.22%)
2008	12.79	42,415	542,277	1.98%	1.40%	0.94%
2007	12.67	41,882	530,482	4.85%	1.40%	3.52%
2006	12.24	36,858	450,966	4.55%	1.40%	3.24%

Diversified Bond
2010	$11.35	6,059	$68,772	2.88%	1.40%	6.54%
2009	10.65	6,775	72,179	3.68%	1.40%	12.55%
2008	9.47	5,827	55,151	3.85%	1.40%	(9.09%)
2007	10.41	8,198	85,348	5.05%	1.40%	(0.10%)
05/05/2006-12/31/2006	10.42	3,057	31,857	4.80%	1.40%	4.11%

Floating Rate Loan
2010	$8.79	2,418	$21,256	4.75%	1.40%	5.78%
2009	8.31	2,341	19,455	3.49%	1.40%	22.58%
2008	6.78	4,966	33,665	6.87%	1.40%	(30.26%)
05/04/2007-12/31/2007	9.72	5,905	57,408	7.27%	1.40%	(2.79%)

High Yield Bond
2010	$15.35	4,272	$65,578	8.34%	1.40%	12.93%
2009	13.59	3,620	49,205	7.70%	1.40%	37.93%
2008	9.85	3,842	37,859	7.11%	1.40%	(23.28%)
2007	12.84	6,562	84,290	7.69%	1.40%	1.01%
2006	12.72	7,808	99,287	7.18%	1.40%	7.91%

Inflation Managed
2010	$18.42	11,186	$205,985	1.95%	1.40%	7.27%
2009	17.17	18,850	323,612	4.06%	1.40%	19.12%
2008	14.41	18,882	272,120	2.54%	1.40%	(10.60%)
2007	16.12	36,096	581,910	4.25%	1.40%	8.60%
2006	14.84	32,586	483,722	3.95%	1.40%	(0.87%)

Managed Bond
2010	$21.04	115,292	$2,425,812	3.51%	1.40%	7.45%
2009	19.58	103,183	2,020,573	6.48%	1.40%	19.33%
2008	16.41	131,416	2,156,634	4.16%	1.40%	(3.07%)
2007	16.93	171,423	2,902,373	4.41%	1.40%	7.01%
2006	15.82	198,471	3,140,075	4.03%	1.40%	3.36%

Short Duration Bond
2010	$10.83	4,815	$52,134	1.43%	1.40%	1.97%
2009	10.62	6,337	67,294	3.07%	1.40%	7.15%
2008	9.91	5,850	57,979	3.70%	1.40%	(6.41%)
2007	10.59	7,836	82,987	4.43%	1.40%	3.01%
2006	10.28	10,623	109,212	4.11%	1.40%	2.82%

American Funds Growth
2010 (4)	$12.45	2,223	$27,686	0.00%	1.40%	16.62%
2009	10.68	2,205	23,543	0.13%	1.40%	36.93%
2008	7.80	2,217	17,289	0.38%	1.40%	(44.97%)
2007	14.17	4,520	64,051	0.52%	1.40%	10.37%
2006	12.84	4,099	52,627	0.69%	1.40%	8.29%

American Funds Growth-Income
2010 (4)	$10.96	5,555	$60,861	0.00%	1.40%	9.48%
2009	10.01	5,561	55,642	1.23%	1.40%	28.92%
2008	7.76	5,929	46,015	1.25%	1.40%	(38.94%)
2007	12.71	7,841	99,677	1.18%	1.40%	3.19%
2006	12.32	8,423	103,761	1.66%	1.40%	13.18%

Comstock
2010	$10.12	6,348	$64,221	1.29%	1.40%	13.82%
2009	8.89	6,338	56,333	1.45%	1.40%	26.89%
2008	7.00	6,352	44,494	0.79%	1.40%	(37.67%)
2007	11.24	17,780	199,820	1.20%	1.40%	(4.37%)
2006	11.75	20,732	243,645	1.47%	1.40%	14.72%

Dividend Growth
2010	$10.99	2,750	$30,215	0.94%	1.40%	9.23%
2009	10.06	2,756	27,718	1.23%	1.40%	30.56%
2008	7.70	4,986	38,412	1.14%	1.40%	(39.92%)
2007	12.82	5,430	69,626	0.69%	1.40%	(0.22%)
2006	12.85	6,324	81,271	0.68%	1.40%	10.42%

See Notes to Financial Statements	See explanation of references on page 14

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Investment	Expense	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Income Ratio (1)	Ratio (2)	Return (3)

Equity Index
2010	$9.20	1,928	$17,746	1.70%	1.40%	13.21%
2009	8.13	2,701	21,962	1.70%	1.40%	24.61%
2008	6.52	2,533	16,524	2.01%	1.40%	(38.22%)
2007	10.56	2,249	23,752	1.12%	1.40%	3.76%
2006	10.18	2,718	27,671	1.62%	1.40%	13.92%

Focused 30
2010	$11.78	7,465	$87,961	0.00%	1.40%	8.81%
2009	10.83	7,909	85,646	0.00%	1.40%	48.34%
2008	7.30	7,200	52,558	0.04%	1.40%	(50.84%)
2007	14.85	8,414	124,924	0.42%	1.40%	30.00%
2006	11.42	2,729	31,165	0.07%	1.40%	22.00%

Growth LT
2010	$9.35	72,634	$678,816	1.09%	1.40%	9.69%
2009	8.52	81,960	698,281	1.09%	1.40%	35.52%
2008	6.29	109,149	686,191	0.48%	1.40%	(41.78%)
2007	10.80	130,854	1,412,908	0.39%	1.40%	14.01%
2006	9.47	170,967	1,619,138	0.58%	1.40%	8.19%

Large-Cap Growth
2010	$6.60	11,528	$76,087	0.00%	1.40%	12.94%
2009	5.84	10,537	61,580	0.06%	1.40%	38.55%
2008	4.22	10,894	45,954	0.00%	1.40%	(51.17%)
2007	8.64	26,221	226,493	0.00%	1.40%	19.93%
2006	7.20	46,355	333,865	0.20%	1.40%	(5.15%)

Large-Cap Value
2010	$12.54	14,427	$180,982	1.64%	1.40%	7.56%
2009	11.66	13,625	158,896	1.81%	1.40%	21.42%
2008	9.60	16,053	154,184	1.79%	1.40%	(35.70%)
2007	14.94	17,293	258,330	1.24%	1.40%	2.09%
2006	14.63	13,113	191,880	0.78%	1.40%	15.95%

Long/Short Large-Cap
2010	$9.10	704	$6,410	0.84%	1.40%	10.67%
2009	8.23	681	5,601	0.91%	1.40%	25.79%
05/02/2008-12/31/2008	6.54	286	1,872	0.87%	1.40%	(35.64%)

Main Street Core
2010	$8.90	343,042	$3,053,038	4.00%	1.40%	14.53%
2009	7.77	8,879	68,995	1.54%	1.40%	27.56%
2008	6.09	9,609	58,541	1.32%	1.40%	(39.72%)
2007	10.11	12,120	122,495	1.09%	1.40%	2.94%
2006	9.82	14,790	145,210	1.24%	1.40%	13.58%

Mid-Cap Equity
2010	$23.11	6,365	$147,080	0.97%	1.40%	21.78%
2009	18.97	6,978	132,402	1.12%	1.40%	37.71%
2008	13.78	7,810	107,610	1.20%	1.40%	(39.85%)
2007	22.91	13,357	305,948	0.66%	1.40%	(3.52%)
2006	23.74	16,821	399,355	0.51%	1.40%	13.38%

Mid-Cap Growth
2010	$10.26	12,488	$128,158	0.20%	1.40%	31.46%
2009	7.81	12,485	97,461	0.32%	1.40%	57.11%
2008	4.97	14,923	74,146	0.10%	1.40%	(49.08%)
2007	9.76	19,448	189,770	0.54%	1.40%	21.20%
2006	8.05	15,004	120,799	0.24%	1.40%	7.42%

Small-Cap Equity
2010	$15.49	10	$161	0.71%	1.40%	18.44%
2009	13.08	10	137	0.76%	1.40%	28.41%
2008	10.19	11	107	0.31%	1.40%	(27.14%)
2007	13.98	11	148	0.05%	1.40%	4.55%
2006	13.37	32	423	0.04%	1.40%	17.03%

Small-Cap Growth
2010	$9.64	52,883	$510,016	0.00%	1.40%	24.26%
2009	7.76	57,281	444,565	0.00%	1.40%	45.39%
2008	5.34	70,608	376,916	0.00%	1.40%	(47.85%)
2007	10.24	81,669	835,987	0.00%	1.40%	13.49%
2006	9.02	112,035	1,010,491	0.26%	1.40%	3.61%

See Notes to Financial Statements	See explanation of references on page 14

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Investment	Expense	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Income Ratio (1)	Ratio (2)	Return (3)

Small-Cap Index
2010	$13.61	5,810	$79,072	0.83%	1.40%	24.66%
2009	10.92	6,525	71,230	1.17%	1.40%	26.41%
2008	8.64	7,136	61,627	2.11%	1.40%	(35.94%)
2007	13.48	7,810	105,276	1.19%	1.40%	(3.39%)
2006	13.95	7,842	109,409	1.65%	1.40%	16.15%

Small-Cap Value
2010	$22.78	4,174	$95,070	2.18%	1.40%	23.60%
2009	18.43	4,343	80,042	2.35%	1.40%	25.41%
2008	14.70	4,938	72,571	2.00%	1.40%	(29.23%)
2007	20.76	6,609	137,222	1.93%	1.40%	1.69%
2006	20.42	7,137	145,711	4.77%	1.40%	18.09%

Health Sciences
2010	$13.84	323	$4,477	0.00%	1.40%	21.63%
2009	11.38	324	3,692	0.12%	1.40%	25.46%
2008	9.07	326	2,954	1.27%	1.40%	(29.16%)
2007	12.81	326	4,181	0.00%	1.40%	14.84%
2006	11.15	170	1,898	0.00%	1.40%	6.61%

Real Estate
2010	$32.87	6,747	$221,796	1.53%	1.40%	28.73%
2009	25.54	5,289	135,057	2.16%	1.40%	30.43%
2008	19.58	5,432	106,356	3.71%	1.40%	(40.83%)
2007	33.09	5,421	179,366	1.27%	1.40%	(17.33%)
2006	40.02	4,272	170,954	4.64%	1.40%	36.15%

Technology
2010	$5.98	973	$5,816	0.00%	1.40%	19.82%
2009	4.99	974	4,861	0.00%	1.40%	50.45%
2008	3.32	976	3,236	0.11%	1.40%	(52.31%)
2007	6.95	2,425	16,862	0.04%	1.40%	21.31%
2006	5.73	1,942	11,127	0.00%	1.40%	7.83%

Emerging Markets
2010	$29.18	8,904	$259,836	1.09%	1.40%	25.26%
2009	23.30	11,231	261,671	0.91%	1.40%	82.23%
2008	12.79	12,264	156,801	1.49%	1.40%	(48.41%)
2007	24.78	13,274	329,000	1.09%	1.40%	31.23%
2006	18.89	12,677	239,416	0.94%	1.40%	22.67%

International Large-Cap
2010	$11.07	8,994	$99,543	1.14%	1.40%	8.84%
2009	10.17	8,872	90,208	1.68%	1.40%	31.75%
2008	7.72	8,450	65,212	2.20%	1.40%	(36.25%)
2007	12.11	9,335	113,015	1.05%	1.40%	7.74%
2006	11.24	17,309	194,502	2.36%	1.40%	25.24%

International Small-Cap
2010	$8.58	143	$1,230	2.67%	1.40%	23.12%
2009	6.97	136	951	1.83%	1.40%	28.47%
2008	5.42	13	73	0.41%	1.40%	(48.57%)
2007	10.55	494	5,209	1.01%	1.40%	3.27%
05/05/2006-12/31/2006	10.21	403	4,112	0.23%	1.40%	0.55%

International Value
2010	$11.80	51,613	$609,276	2.71%	1.40%	1.16%
2009	11.67	55,042	642,302	2.02%	1.40%	26.22%
2008	9.24	68,952	637,455	2.63%	1.40%	(48.51%)
2007	17.96	78,668	1,412,525	1.86%	1.40%	4.76%
2006	17.14	92,284	1,581,762	1.51%	1.40%	23.95%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risks (“M&E”) and administrative fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E and administrative fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 1.40% of the average daily net assets of each variable account as discussed in Note 3 in the Notes to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)	Investment income ratio represents less than 0.005%.
See Notes to Financial Statements

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account B (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2010 is comprised of thirty-two subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”), an affiliated mutual fund (see Note 3). Thirty-one of the thirty-two Variable Accounts are presented in the Schedule of Investments on page 1 of this brochure. The remaining one Variable Account, the American Funds Asset Allocation Variable Account, was registered with the Securities and Exchange Commission (“SEC”) prior to January 1, 2010, but had not commenced operations in 2010 and therefore is not presented in the Schedule of Investments.
     Cash Management and Dividend Growth Variable Accounts and Portfolios were formerly named Money Market and Diversified Research Variable Accounts and Portfolios, respectively.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The net assets of the Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Equity and Multi-Strategy Variable Accounts, respectively, were transferred to the Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Main Street Core and Managed Bond Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on October 29, 2010. In connection with the Reorganization, a total of 202,903 outstanding accumulation units (valued at $1,822,317) of the Equity Variable Account were exchanged for 215,440 accumulation units with equal value of the Main Street Core Variable Account, and a total of 131,089 outstanding accumulation units (valued at $1,842,032) of the Multi-Strategy Variable Account were exchanged for 119,774 accumulation units (valued at $1,013,118) of the Main Street Core Variable Account and 38,440 accumulation units (valued at $828,914) of the Managed Bond Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 25, 1996 and commenced operations on March 1, 1997. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, and the amounts distributed to the Variable Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administration fees Pacific Life assumes at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amount realized from fees and charges assessed against the Contracts.
     Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any state premium tax, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (Continued)
in surrenders, and all other fees and charges are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.
     In addition to the Separate Account’s own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     The assets of each Variable Account invest in shares of the corresponding Portfolios of the Fund, an affiliated mutual fund. Each Portfolio pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 in Notes to Financial Statements of the Fund, which are provided separately. For the year ended December 31, 2010, PLFA received advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.90% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee from the Portfolios of 0.20% based on an annual percentage of average daily net assets of each Portfolio.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010, were as follows:

Variable Accounts	Purchases	Sales
Cash Management	$7,508	$54,020
Diversified Bond	8,732	15,860
Floating Rate Loan	3,461	2,127
High Yield Bond	16,025	2,564
Inflation Managed	11,637	144,453
Managed Bond	915,645	578,339
Short Duration Bond	6,256	22,707
American Funds Growth	1,512	1,655
American Funds Growth-Income	134	965
Comstock	2,181	2,189
Dividend Growth	2,620	3,016
Equity Index	1,998	8,232
Focused 30	2,322	8,034
Growth LT	10,215	92,717
Large-Cap Growth	6,648	1,714
Large-Cap Value	14,343	4,669
Long/Short Large-Cap	1,210	1,092
Main Street Core	2,909,277	68,150
Mid-Cap Equity	4,319	16,807
Mid-Cap Growth	1,067	2,358
Small-Cap Equity	1	2
Small-Cap Growth	1,048	44,216
Small-Cap Index	1,370	9,500
Small-Cap Value	2,266	5,455
Health Sciences	—	69
Real Estate	52,927	11,511
Technology	—	79
Emerging Markets	2,945	61,732
International Large-Cap	4,922	4,105
International Small-Cap	406	344
International Value	40,896	71,764

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (Continued)
6. FAIR VALUE MEASUREMENTS
     The Separate Account characterizes its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2010, the Separate Account’s holdings as presented in the Schedule of Investments on page 1 of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years ended December 31, 2010 and 2009 were as follows:

	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Cash Management	628	(4,009)	(3,381)	7,560	(24,761)	(17,201)
Diversified Bond	606	(1,322)	(716)	2,209	(1,261)	948
Floating Rate Loan	294	(217)	77	4,323	(6,948)	(2,625)
High Yield Bond	777	(125)	652	370	(592)	(222)
Inflation Managed	437	(8,101)	(7,664)	1,742	(1,774)	(32)
Managed Bond	39,782	(27,673)	12,109	3,193	(31,426)	(28,233)
Short Duration Bond	506	(2,028)	(1,522)	1,839	(1,352)	487
American Funds Growth	136	(118)	18	310	(322)	(12)
American Funds Growth-Income	15	(21)	(6)	16	(384)	(368)
Comstock	160	(150)	10	563	(577)	(14)
Dividend Growth	249	(255)	(6)	422	(2,652)	(2,230)
Equity Index	204	(977)	(773)	667	(499)	168
Focused 30	223	(667)	(444)	817	(108)	709
Growth LT	771	(10,097)	(9,326)	3,493	(30,682)	(27,189)
Large-Cap Growth	1,138	(147)	991	1,626	(1,983)	(357)
Large-Cap Value	1,028	(226)	802	1,954	(4,382)	(2,428)
Long/Short Large-Cap	142	(119)	23	476	(81)	395
Main Street Core	341,328	(7,165)	334,163	584	(1,314)	(730)
Mid-Cap Equity	159	(772)	(613)	448	(1,280)	(832)
Mid-Cap Growth	115	(112)	3	448	(2,886)	(2,438)
Small-Cap Equity	—	—	—	—	(1)	(1)
Small-Cap Growth	305	(4,703)	(4,398)	2,394	(15,721)	(13,327)
Small-Cap Index	72	(787)	(715)	290	(901)	(611)
Small-Cap Value	20	(189)	(169)	54	(649)	(595)
Health Sciences	—	(1)	(1)	—	(2)	(2)
Real Estate	1,729	(271)	1,458	34	(177)	(143)
Technology	—	(1)	(1)	—	(2)	(2)
Emerging Markets	25	(2,352)	(2,327)	111	(1,144)	(1,033)
International Large-Cap	418	(296)	122	965	(543)	422
International Small-Cap	52	(45)	7	123	—	123
International Value	2,953	(6,382)	(3,429)	5,146	(19,056)	(13,910)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account B (the “Separate Account”) comprised of Cash Management (formerly Money Market), Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth (formerly Diversified Research), Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, and International Value Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2010, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2010 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 25, 2011

Pacific Life Insurance Company
Mailing Address:
P.O. Box 2378
Omaha, Nebraska 68103-2378

Annual Report
as of December 31, 2010

•	Separate Account B of
Pacific Life Insurance Company

Form No. 480-11A